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                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       03/31/2002

Check here if Amendment: [   ]    Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Edward O. Thorp & Associates, L.P.
         Address:          610 Newport Center Drive, Suite 1240
                           Newport Beach, California 92660

13F File Number:           28-7692

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steve Mizusawa
Title:            Chief Operating Officer
Phone:            (949) 720-0130

Signature, Place, and Date of Signing:

                  /s/ Steve Mizusawa
                  -------------------------------------------------
                  Newport Beach, California        April 30, 2002

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE
                       EDWARD O. THORP & ASSOCIATES, L.P.

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 83

Form 13F Information Value Total (thousands): $54,079

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

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                                                       FORM 13F

Page    3   of     4           Name of Reporting Manager:  Edward O. Thorp & Associates, L.P.
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Quarter Ended March 31, 2002

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                                              Item 5:                Item 6:                                      Item 8:
                   Item 2:  Item 3: Item 4:   Amount          Investment Discretion                      Voting Authority (Shares)
   Item 1:        Title of  CUSIP   Market   and Type    -------------------------------     Item 7:    ----------------------------
Name of Issuer     Class    Number  Value   of Security (a) Sole (b) Shared/ (c) Shared- Other Managers (a) Sole (b) Shared (c) None
                                                                     Defined     Other
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

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[Confidential information has been omitted pursuant to a request for confidentiality]

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[Confidential information has been omitted pursuant to a request for confidentiality]

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                                                     FORM 13F

Page    4   of    4          Name of Reporting Manager:  Edward O. Thorp & Associates, L.P.
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Quarter Ended March 31, 2002


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                                              Item 5:                Item 6:                                      Item 8:
                   Item 2:  Item 3: Item 4:   Amount          Investment Discretion                      Voting Authority (Shares)
   Item 1:        Title of  CUSIP   Market   and Type    -------------------------------     Item 7:    ----------------------------
Name of Issuer     Class    Number  Value   of Security (a) Sole (b) Shared/ (c) Shared- Other Managers (a) Sole (b) Shared (c) None
                                                                     Defined     Other
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

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[Confidential information has been omitted pursuant to a request for confidentiality]

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[Confidential information has been omitted pursuant to a request for confidentiality]

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COLUMN
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